INCOME TAX (Tables)	6 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Before Income Tax [Table Text Block]
Income (loss) before income taxes comprises the following for the six-month period ended June 30, 2015:

(in thousands of U.S. dollars)	three months ended June 30, 2015	six months ended June 30, 2015

Ireland.	$(11,278)	$(16,317)
France.	(1,123)	9,113
United States..	5,242	22,166
Total.	$(7,159)	$14,962

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income tax benefit (provision) computed at the French statutory rate (33.33%), Irish statutory rate (12.5%) and the US statutory rate (36.15%) to the actual income tax expense is as follows:

(in thousands of U.S. dollars)	Three months ended June 30, 2015	Six months ended June 30, 2015

Income tax benefit (provision) computed at the statutory rate	$(115)	$(9,011)
Non Taxable remeasurement of fair value accounting of earn out	(11,568)	(13,467)
Valuation allowance on operating losses in Ireland	(1,410)	(2,040)
Other temporary and permanent differences	2,851	3,803
Total	$(10,242)	$(20,715)